Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
The following table shows changes in the carrying amount of goodwill from December 31, 2020 to December 31, 2021 (
in thousands
):

Carrying Amount
Balance at December 31, 2020	$10,068
Acquired goodwill during the period	454,498

Balance at December 31, 2021	$464,566

Summary of Gross Carrying Amount and Accumulated Amortization of Intangible Assets by Major Class
The following table summarizes the gross carrying amounts and accumulated amortization of intangible assets by major class (
in thousands
):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2021
Risk Contracts	$64,822	$(9,818)	$55,004	7
Non-compete agreements	4,202	(686)	3,516	5
Trademarks	1,867	(827)	1,040	2
Patents/Developed Technology	235	—	235	5
In-Process Research and Development	16	—	16	1

Total	$71,141	$(11,331)	$59,811

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2020
Risk Contracts	$8,174	$(682)	$7,492	11
Non-compete agreements	1,320	(237)	1,083	5

Total	$9,494	$(919)	$8,575

Schedule of Estimated Amortization Expense Related to Fair Value of Acquired Intangible Assets
The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years and thereafter is (
in thousands
):

2022	$15,134
2023	12,234
2024	10,199
2025	8,547
2026	7,616
Thereafter	6,082